Offerings	Aug. 22, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $.0001 par value per share
Maximum Aggregate Offering Price	$ 34,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,281.95
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable, or sold to prevent dilution resulting from stock splits, stock dividends, and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act.Includes shares of Common Stock that may be issued upon the exercise of a 45-day option granted to the representative of the underwriters to cover over-allotments.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrants to purchase Common Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable, or sold to prevent dilution resulting from stock splits, stock dividends, and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Representative's Warrants
Maximum Aggregate Offering Price	$ 2,156,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 330.12
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable, or sold to prevent dilution resulting from stock splits, stock dividends, and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Represents warrants to be issued to the representative of the underwriters to purchase a number of shares of Common Stock equal to 5% of the shares of Common Stock sold in the offering at an exercise price equal to 125% of the assumed public offering price of $17.40 per share.